Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities (including discontinued operations)
Profit (loss) before taxes from continuing operations	$ 732	[1],[2]	$ (271)		$ 218
Profit (loss) before taxes from discontinued operations	0	[2]	(12)		59
Profit (loss) before taxes	731	[2]	(283)		276
Adjustments to reconcile to net cash:
Interest expense on leases	131	[2]	156		157
Interest expense on debt and other financing	400	[2]	468		408
Interest and other financial income	(23)	[2]	(13)		(20)
Adjustments for non-cash items:
Depreciation and amortization	1,196	[2]	1,208		1,111
Share of net profit in joint ventures	(210)	[1],[2]	(171)		(179)
(Gain) loss on disposal and impairment of assets, net	(6)	[2]	20		(40)
Share-based compensation	17	[2]	24		30
Revaluation of previously held interest in Guatemala	(670)	[2]	0		0
Loss from other joint ventures and associates, net	39	[1],[2]	1		40
Other non-cash non-operating (income) expenses, net	50	[2]	106		(227)
Changes in working capital:
Decrease (increase) in trade receivables, prepayments and other current assets, net	(93)	[2]	(43)		(119)
Decrease (increase) in inventories	9	[2]	(6)		11
Increase (decrease) in trade and other payables, net	6	[2]	40		(61)
Increase (decrease) in contract assets, liabilities and costs, net	(5)	[2]	8		(2)
Total changes in working capital	(81)	[2]	(2)		(172)
Interest paid on leases	(140)	[2]	(151)		(141)
Interest paid on debt and other financing	(355)	[2]	(411)		(344)
Interest received	4	[2]	11		15
Taxes paid	(127)	[2]	(142)		(114)
Net cash provided by operating activities	956	[2]	821		801
Cash flows from (used in) investing activities (including discontinued operations):
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	(2,000)	[2]	10		(1,014)
Financing exit from the Ghana joint venture	(37)	[2]	0		0
Net proceeds from disposal of subsidiaries and associates, net of cash disposed	30	[2]	10		111
Purchase of intangible assets and licenses	(135)	[2]	(202)		(171)
Purchase of property, plant and equipment	(740)	[2]	(622)		(736)
Proceeds from sale of property, plant and equipment	11	[2]	9		24
Proceeds from disposal of equity investments, net of costs	163	[2]	197		25
Dividends and dividend advances received from joint ventures	13	[2]	71		237
Transfer to pledge deposits	(33)	[2]	0		0
Cash (used in) provided by other investing activities, net	26	[2]	32		20
Net cash used in investing activities	(2,703)	[2]	(495)		(1,502)
Cash flows from financing activities (including discontinued operations):
Proceeds from debt and other financing	3,113	[2]	1,470		2,900
Repayment of debt and other financing	(1,335)	[2]	(1,744)		(1,157)
Loan repayment from (advanced to) joint venture	193	[2]	(193)		0
Lease capital repayment	(137)	[2]	(116)		(107)
Advances and dividends paid to non-controlling interests	(6)	[2]	(5)		(13)
Share repurchase program	(50)	[2]	(10)		0
Dividends paid to owners of the Company	0	[2]	0		(268)
Net cash provided by (used in) financing activities	1,777	[2]	(598)		1,355
Exchange impact on cash and cash equivalents, net	(10)	[2]	(17)		(8)
Net (decrease) increase in cash and cash equivalents	20	[2]	(289)		645
Cash and cash equivalents, beginning balance	875	[2]	1,164		528
Effect of cash in disposal group held for sale	0	[2]	0		(9)
Cash and cash equivalents, ending balance	895	[2],[3]	875	[2]	1,164
Guatemala joint ventures
Cash flows from operating activities (including discontinued operations)
Profit (loss) before taxes from continuing operations	432		347		356
Changes in working capital:
Net cash provided by operating activities	611		598		588
Cash flows from (used in) investing activities (including discontinued operations):
Net cash used in investing activities	(192)		(289)		(205)
Cash flows from financing activities (including discontinued operations):
Net cash provided by (used in) financing activities	(406)		(308)		(412)
Exchange impact on cash and cash equivalents, net	1		(2)		1
Net (decrease) increase in cash and cash equivalents	13		(1)		(28)
Cash and cash equivalents, beginning balance	$ 188		189
Cash and cash equivalents, ending balance			$ 188		$ 189

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[3]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.